UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2005
                                                     ----------------

Check here if Amendment: |_|; Amendment Number: ______________

This Amendment (Check only one):    |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       RBO & CO, LLC
----------------------------------------
Address:    P.O. BOX 306
----------------------------------------
            ST. HELENA,  CA 94574
----------------------------------------

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Oliver
----------------------------------------
Title:  Chief Compliance Officer
----------------------------------------
Phone:  (707) 963 1231
----------------------------------------


Signature, Place, and Date of Signing:

---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                  [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-___________________________     _______________________________________
[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          ___NONE

Form 13F Information Table Entry Total:     ____57_________

Form 13F Information Table Value Total:     $_179,450__________
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]



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


------------------------ -------------- --------- ---------------- -------------------- -- ------------------ --------------------
NAME OF ISSUER           SYMBOL         CLASS               CUSIP     MARKET VALUE         TOTAL SHARES        03/31/05 PRICE
--------------           ------         -----               -----     ------------         ------------       ---------------
------------------------ -------------- --------- ---------------- -------------------- -- ------------------ --------------------
ABBOTT LABS              ABT            com              00282410   $         4,233                   90,800   $          46.62
------------------------                --------- ---------------- --------------------    ------------------ --------------------
AMGEN INC                AMGN           com              03116210   $         1,042                   17,900   $          58.21
------------------------                --------- ---------------- --------------------    ------------------ --------------------
ALLTEL CORP              AT             com              02003910   $         4,944                   90,138   $          54.85
------------------------                --------- ---------------- --------------------    ------------------ --------------------
AMERICAN EXPRESS         AXP            com              02581610   $           253                    4,928   $          51.37
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BANK OF AMERICA          BAC            com              06050510   $         2,615                   59,294   $          44.10
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BROWN-FORMAN -B          BF/B           com              11563720   $         4,325                   79,000   $          54.75
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BELLSOUTH CORP           BLS            com              07986010   $           989                   37,602   $          26.29
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BRISTOL-MYER SQB         BMY            com              11012210   $           234                    9,200   $          25.46
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BURLINGTON/SANTA         BNI            com              12189T10   $           329                    6,100   $          53.93
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BP PLC-ADR               BP             com              05562210   $           645                   10,332   $          62.40
------------------------                --------- ---------------- --------------------    ------------------ --------------------
BRE PROPERTIES           BRE            com              05564E10   $         1,892                   53,584   $          35.30
------------------------                --------- ---------------- --------------------    ------------------ --------------------
CITIGROUP INC            C              com              17296710   $           635                   14,133   $          44.94
------------------------                --------- ---------------- --------------------    ------------------ --------------------
CATERPILLAR INC          CAT            com              14912310   $         2,162                   23,640   $          91.44
------------------------                --------- ---------------- --------------------    ------------------ --------------------
CONOCOPHILLIPS           CVX            com              16676410   $         2,608                   44,720   $          58.31
------------------------                --------- ---------------- --------------------    ------------------ --------------------
DOMINION RES/VA          D              com              25746U10   $         2,233                   30,000   $          74.43
------------------------                --------- ---------------- --------------------    ------------------ --------------------
DEERE & CO               DE             com              24419910   $           329                    4,900   $          67.13
------------------------                --------- ---------------- --------------------    ------------------ --------------------
DISNEY (WALT) CO         DIS            com              25468710   $         3,974                  138,332   $          28.73
------------------------                --------- ---------------- --------------------    ------------------ --------------------
CONS EDISON INC          ED             com              20911510   $           228                    5,400   $          42.18
------------------------                --------- ---------------- --------------------    ------------------ --------------------
EQUITY ONE INC           EQY            com              29475210   $         2,439                  118,440   $          20.59
------------------------                --------- ---------------- --------------------    ------------------ --------------------
FIRSTENERGY CORP         FE             com              33793210   $         1,351                   32,216   $          41.95
------------------------                --------- ----------------                         ------------------ --------------------
                                                                   --------------------
FANNIE MAE               FNM            com              31358610   $           585                   10,750   $          54.45
------------------------                --------- ---------------- --------------------    ------------------ --------------------
FPL GROUP INC            FPL            com              30257110   $           522                   13,000   $          40.15
------------------------                --------- ---------------- --------------------    ------------------ --------------------
GENERAL ELECTRIC         GE             com              36960410   $         4,964                  137,668   $          36.06
------------------------                --------- ---------------- --------------------    ------------------ --------------------
IBM                      IBM            com              45920010   $         5,390                   58,980   $          91.38
------------------------                --------- ---------------- --------------------    ------------------ --------------------
JOHNSON&JOHNSON          JNJ            com              47816010   $        18,759                   279,320   $          67.16
------------------------                --------- ---------------- --------------------    ------------------ --------------------
JPMORGAN CHASE           JPM            com              46625H10   $         1,847                   53,370   $          34.60
------------------------                --------- ---------------- --------------------    ------------------ --------------------
KIMBERLY-CLARK           KMB            com              49436810   $         1,120                   17,042   $          65.73
------------------------                --------- ---------------- --------------------    ------------------ --------------------
COCA-COLA CO             KO             com              19121610   $         5,081                  121,925   $          41.67
------------------------                --------- ---------------- --------------------    ------------------ --------------------
LABORATORY CP            LH             com              50540R40   $         1,754                   36,400   $          48.20
------------------------                --------- ---------------- --------------------    ------------------ --------------------
ELI LILLY & CO           LLY            com              53245710   $         1,553                   29,800   $          52.10
------------------------                --------- ---------------- --------------------    ------------------ --------------------
MCDONALDS CORP           MCD            com              58013510   $         1,302                   41,800   $          31.14
------------------------                --------- ---------------- --------------------    ------------------ --------------------
ALTRIA GROUP INC         MO             com              02209S10   $        13,357                   204,265   $          65.39
------------------------                --------- ---------------- --------------------    ------------------ --------------------
MICROSOFT CORP           MSFT           com              59491810   $           871                   36,020   $          24.17
------------------------                --------- ---------------- --------------------    ------------------ --------------------
NEW PLAN EXCEL           NXL            com              64805310   $           557                   22,200   $          25.11
------------------------                --------- ---------------- --------------------    ------------------ --------------------
OXFORD INDS INC          OXM            com              69149730   $         3,271                   89,400   $          36.59
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PEPSICO INC              PEP            com              71344810   $         6,525                  123,050   $          53.03
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PFIZER INC               PFE            com              71708110   $           330                   12,550   $          26.27
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PROCTER & GAMBLE         PG             com              74271810   $           668                   12,600   $          53.00
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PROGRESS ENERGY          PGN            com              74326310   $         1,561                   37,200   $          41.95
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PAN PAC RETAIL           PNP            com              69806L10   $        23,462                  413,435   $          56.75
------------------------                --------- ---------------- --------------------    ------------------ --------------------
PROV & WOR RR            PWX            com              74373710   $           133                   10,000   $          13.30
------------------------                --------- ---------------- --------------------    ------------------ --------------------
RAILAMERICA INC          RRA            com              75075310   $         6,734                  539,614   $          12.48
------------------------                --------- ---------------- --------------------    ------------------ --------------------
SBC COMMUNICATIO         SBC            com              78387G10   $           316                   13,356   $          23.69
------------------------                --------- ---------------- --------------------    ------------------ --------------------
SCANA CORP               SCG            com              80589M10   $         2,809                   73,500   $          38.22
------------------------                --------- ---------------- --------------------    ------------------ --------------------
SCHERING-PLOUGH          SGP            com              80660510   $           414                   22,800   $          18.15
------------------------                --------- ---------------- --------------------    ------------------ --------------------
SARA LEE CORP            SLE            com              80311110   $         2,922                  131,857   $          22.16
------------------------                --------- ---------------- --------------------    ------------------ --------------------
QUESTAR CORP             STR            com              12271964   $           415                    7,000   $          59.25
------------------------                --------- ---------------- --------------------    ------------------ --------------------
SUNTRUST BANKS           STI            com              86791410   $           273                    3,782   $          72.07
------------------------                --------- ---------------- --------------------    ------------------ --------------------
T ROWE PRICE GRP         TROW           com              74144T10   $         1,210                   20,375   $          59.38
------------------------                --------- ---------------- --------------------    ------------------ --------------------
TYCO INTL LTD            TYC            com              90212410   $           338                   10,000   $          33.80
------------------------                --------- ---------------- --------------------    ------------------ --------------------
UNOCAL CORP              UCL            com              91528910   $         1,402                   22,725   $          61.69
------------------------                --------- ---------------- --------------------    ------------------ --------------------
UST INC                  UST            com              90291110   $         2,789                   53,950   $          51.70
------------------------                --------- ---------------- --------------------    ------------------ --------------------
VERIZON COMMUNIC         VZ             com              92343V10   $           779                   21,937   $          35.50
------------------------                --------- ---------------- --------------------    ------------------ --------------------
WESTAMERICA BANC         WABC           com              95709010   $         6,588                  127,253   $          51.77
------------------------                --------- ---------------- --------------------    ------------------ --------------------
WEINGARTEN RLTY          WRI            com              94874110   $         3,331                   96,537   $          34.51
------------------------                --------- ---------------- --------------------    ------------------ --------------------
WYETH                    WYE            com              98302410   $         6,183                  146,586   $          42.18
------------------------                --------- ---------------- --------------------    ------------------ --------------------
EXXON MOBIL CORP         XOM            com              30231G10   $        11,877                  199,272   $          59.60
------------------------                --------- ---------------- --------------------    ------------------ --------------------
                                                                    $       179,450
------------------------                --------- ---------------- --------------------    ------------------ --------------------

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